Other liabilities	12 Months Ended
Dec. 31, 2024
Other liabilities
Other liabilities

23       Other liabilities

	At December 31,
	2024	2023
Non-current
Concession fee payable (1)	550,095	690,319
Advances from customers	8,584	13,368
Provisions for legal claims (4)	7,928	8,979
Provision for maintenance costs (2)	21,941	21,364
Other taxes payable	789	199
Employee benefit obligation (3)	3,885	4,382
Salary payable	—	291
Other liabilities with related parties (Note 27)	12,904	15,275
Other payables	15,286	14,187
	621,412	768,364
Current
Concession fee payable (1)	198,420	223,051
Other taxes payable	29,956	18,921
Salary payable	57,402	41,656
Other liabilities with related parties (Note 27)	2,146	2,689
Advances from customers	5,026	5,647
Provision for maintenance cost (2)	6,165	5,678
Expenses provisions	3,294	6,203
Provisions for legal claims (4)	5,889	5,286
Other payables (*)	40,288	36,733
	348,586	345,864

(*) As of December 31, 2024, includes deferred income for a total amount of USD 18,556 (USD 21,060 as of December 31, 2023).

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2024 (**)	348,586	84,662	265,716	1,335,332	2,034,296
At December 31, 2023 (**)	345,864	96,071	279,683	1,266,124	1,987,742

(**) The amounts disclosed in the table are undiscounted cash flows.

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

(1) The most significant amounts included in the concession fee payable derive from the concession agreement between the Brazilian ANAC and ICAB.

The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)	Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132 thousand, payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800 thousand, payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate. The Group initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable under other liabilities. Due to the re-bidding process of the Natal Airport (Note 26.b), as of December 31, 2023 ICASGA extinguished all the concession fee obligations.

This fixed concession fee is divided in two parts:

(a)	Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and
(b)	the second portion relates to the Group estimation of the value of the right of use after completion of the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport or contract modifications are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the year.

b)	Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the Brazilian ANAC. After that limit, concession fee is calculated at 4.5%.

Changes in the year for fixed and variable concession fee payable are as follows:

	2024	2023
Balances at the beginning of the year	913,370	929,009
Financial result (*)	87,556	100,237
Concession fees	190,665	135,530
Payments (**)	(227,571)	(199,618)
Re-equilibrium compensation (***)	(19,144)	(22,946)
Other (****)	2,405	(75,475)
Translation differences and inflation adjustment	(198,766)	46,633
Balances at the end of the year	748,515	913,370

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and inflation adjustment shown in Note 9.

(**) As of December 31, 2023, includes USD 19,156 that were deducted from the indemnification received by ICASGA due to de re-bidding process described in Note 26.b.

(***) Mainly includes compensation with the re-equilibrium granted to ICAB as detailed in Note 8.

(****) As of December 31, 2023, mainly includes the extinguishment of future concession fee obligations of ICASGA due to the re-bidding of Natal airport, as detailed in Note 26.b for the equivalent to USD 74,640.

On October 23, 2020, the Ministério da Infraestrutura of Brazil issued an order (Portaria No. 157) that allow companies to re-schedule at least 50% of their 2020 concession fee payment. On November 2, 2020, ICAB re-scheduled 50% of its fixed concession fees payment of 2020, in accordance with the provisions of the aforementioned order, to the six final years of the concession. The Government order (Portaria No. 157) determined that re-scheduling the payments of the concession fee must not exceed, for each financial year, 75% above the original value and 50% above the original value for the last five years of the concession. As of December 31, 2024 and 2023, a 50% of the fixed concession fee to be paid in 2021 by ICAB was pending as a re-scheduling of such fee was requested. Even though the Brazilian Ministry of Infrastructure had granted its approval, the Brazilian ANAC denied ICAB’s request, and initiated administrative proceedings with a view to declaring ICAB in default of its payment obligations. Therefore, ICAB initiated a judicial procedure and, on February 2, 2022, a writ of mandamus was granted by a Federal judge suspending any act or enforceability in connection with the unpaid portion of the concession fee due to the Brazilian ANAC. The Brazilian ANAC appealed, but in April 2022, the court of justice provisionally maintained the first instance judgment favorable to ICAB. In November 2023, the first instance rule was confirmed, granting ICAB the right to reschedule the 50% of 2021 fixed concession fee. The Brazilian ANAC appealed and the case remains pending as of December 31, 2024.

Regarding the 2022 concession fee a partial payment of R$ 81.6 million (equivalent to USD 15 million) was made through the application of re-equilibrium credits. To pay the remaining amount ICAB presented an offer of court payment orders to the Ministry of Infrastructure on November 2022. In December 2022, the Ministry issued an official letter confirming that ICAB remained in compliance with its obligations, while the analysis of the court payment orders is pending.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2024	2023
Balances at the beginning of the year	27,042	22,914
Accrual of the year	5,594	5,349
Use of the provision	(2,801)	(2,127)
Translation differences and inflation adjustment	(1,729)	906
Balances at the end of the year	28,106	27,042

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.

The assumptions used for the purposes of valuation of TA long term benefits at December 31, 2024 and 2023 are:

-  Annual discount rate: 3.38% (3.17% in 2023).

-  Annual inflation rate: 2.00% (2.00% in 2023).

-  Annual employee termination benefit increase rate: 3.00% (3.00% in 2023).

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit.

The sensibility in relation with the provision of Toscana for a total amount of USD 2.5 million is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,418	2,611	2,538	2,485	2,520	2,503

The assumptions used for the valuation of TAGSA at December 31, 2024 and 2023 are:

-  Annual discount rate: 5.15% (5.77% in 2023).

-  Annual turnover rate: 16.07% (15.52% in 2023).

-  Annual employee termination benefit (in years): 6.29 (6.84 in 2023).

-  Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2023). (*)

-  Annual employee future wage increase: 1.33% (1.33% in 2023).

(*)	Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the prevision of TAGSA for a total amount of USD 1.4 million is as follows:

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	0.5%	(0.5)%
Provision for salary payable	1,312	1,435	1,436	1,311	1,366	1,378

Changes of the provision in the year is as follows:

	2024	2023
Balances at the beginning of the year	4,382	4,376
Actuarial gain/loss (in other comprehensive income)	13	(32)
Service Cost	(273)	367
Amounts paid in the year	(359)	(418)
Other	275	—
Translation differences and inflation adjustment	(153)	89
At the end of the year	3,885	4,382

The amounts shown in the Consolidated Statement of Comprehensive Income for USD (33) in 2024 (USD 4 in 2023) correspond to the actuarial (loss)/income of USD (13) (USD (8) in 2023), net of taxes of USD (20) (USD 12 in 2023).

(4) Changes in the year of the provision for legal claims is as follows:

	2024	2023
Balances at the beginning of the year	14,265	13,136
Accrual of the year	3,768	4,469
Other	136	—
Use of the provision	(1,896)	(1,911)
Translation differences and inflation adjustment	(2,456)	(1,429)
Balances at the end of the year	13,817	14,265